Document and Entity Information	Oct. 07, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 07, 2024
Entity Registrant Name	TEMPEST THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35890
Entity Tax Identification Number	45-1472564
Entity Address Address Line 1	2000 Sierra Point Parkway, Suite 400
Entity Address City Or Town	Brisbane
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94005
City Area Code	415
Local Phone Number	798-8589
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001544227
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TPST
Security Exchange Name	NASDAQ
Series A Junior Participating Preferred Purchase Rights [Member]
Document Information [Line Items]
Security 12b Title	Series A Junior Participating Preferred Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true